SUPPLEMENTARY CASH FLOW INFORMATION	12 Months Ended
Aug. 31, 2024
Supplementary Cash Flow Information [Abstract]
SUPPLEMENTARY CASH FLOW INFORMATION [Text Block]

13. SUPPLEMENTARY CASH FLOW INFORMATION

Net change in non-cash working capital:

Year ended	August 31, 2024	August 31, 2023

Amounts receivable, prepaid expenses and other assets	$48	$(172)
Accounts payable and other liabilities	271	(473)
	$319	$(645)

At August 31, 2024 $293 of accounts payable was capitalized to the Waterberg Project (August 31, 2023 $696).